June 6, 2017

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Ryan Rohn
Stephen Krikorian
Mitchell Austin

Re:	Tintri, Inc.
Amendment No. 1 to Registration Statement on Form S-1 Filed June 1, 2017
Registration No. 333-218429

Ladies and Gentlemen:

On behalf of our client, Tintri, Inc. (“Tintri” or the “Company”), enclosed for your review is the first amendment (the “Amendment No. 1”) to the Company’s Registration Statement on Form S-1 (Registration No. 333-218429) filed with the Securities and Exchange Commission on June 1, 2017. Amendment No. 1 is being filed concurrently herewith. For your reference, we have included both a clean copy of Amendment No. 1 and a copy marked to show all changes from the version filed on June 1, 2017.

If you have any questions or require additional information, please feel free to contact me at (650) 849-3223 or tjeffries@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Tony Jeffries

Enclosures

cc (w/o encl.):

Ken Klein, Tintri, Inc.

Ian Halifax, Tintri, Inc.

Mike Coleman, Tintri, Inc.

Michael Coke, Wilson Sonsini Goodrich & Rosati, P.C.

Ben Hance, Wilson Sonsini Goodrich & Rosati, P.C.

Richard A. Kline, Goodwin Procter LLP

An-Yen E. Hu, Goodwin Procter LLP